Offerings	Jan. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	833,203
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 4,166,015.00
Amount of Registration Fee	$ 575.33
Offering Note	This Registration Statement also covers the resale under a separate resale prospectus (the "Resale Prospectus") by selling shareholders of the Registrant of up to an aggregate of 833,203 ordinary shares previously issued to the selling shareholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	2,695,312
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 13,476,560.00
Amount of Registration Fee	$ 1,861.11
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	351,562
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 1,757,810.00
Amount of Registration Fee	$ 242.76
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	625,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 3,125,000.00
Amount of Registration Fee	$ 431.56
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	93,750
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 468,750.00
Amount of Registration Fee	$ 64.73